Investment Objectives and Goals - GQG US Equity ETF	Jul. 14, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GQG US EQUITY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GQG US Equity ETF (the “Fund”) seeks long-term capital appreciation.